Eaton Vance
Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.2%
Montefiore Obligated Group, 4.287%, 9/1/50	$13,890	$ 10,253,162
Total Corporate Bonds (identified cost $13,890,000)		$ 10,253,162

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	$3,220	$ 2,946,680
Total Tax-Exempt Mortgage-Backed Securities (identified cost $3,624,377)		$ 2,946,680

Tax-Exempt Municipal Obligations — 170.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 7,790,835
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	325	370,389
Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	5,003,749
		$ 13,164,973
Education — 12.7%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$4,750	$ 4,915,442
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/47	6,505	6,856,075
District of Columbia, (KIPP DC):
4.00%, 7/1/39	275	259,152
4.00%, 7/1/44	270	246,038
4.00%, 7/1/49	385	342,277
Houston Higher Education Finance Corp., TX, (St. John's School), Prerefunded to 9/1/22, 5.25%, 9/1/33	4,550	4,577,300
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	3,000	2,893,650
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	$9,525	$ 10,206,133
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,695,952
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	7,050	7,465,174
Massachusetts Health and Educational Facilities Authority, (Boston College):
5.50%, 6/1/27	5,710	6,481,935
5.50%, 6/1/30	8,325	9,761,312
New Jersey Educational Facilities Authority, (Princeton University):
4.00%, 7/1/47(1)	10,000	10,068,000
5.00%, 7/1/29(1)	1,675	1,867,156
5.00%, 7/1/31(1)	1,125	1,245,263
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	8,500	9,365,895
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	513,345
Pennsylvania State University:
5.00%, 9/1/42(1)	3,750	4,039,050
5.00%, 9/1/47	8,000	8,939,040
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,256,260
University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	7,954,650
University of Michigan, 5.00%, 4/1/48(1)	3,500	3,808,420
		$ 106,757,519
Electric Utilities — 6.6%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$7,165	$ 5,539,118
Energy Northwest, WA, 5.00%, 7/1/40	2,650	2,755,497
Intermountain Power Agency, UT, Power Supply Revenue, 5.00%, 7/1/45	10,500	11,612,895
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	2,894,280
Omaha Public Power District, NE:
5.00%, 2/1/40(1)	16,000	16,837,120
5.00%, 2/1/42(1)	10,000	10,877,300
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,207,000
		$ 55,723,210
Escrowed/Prerefunded — 16.4%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/30(1)	$14,425	$ 15,742,868

Eaton Vance
Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Charleston, SC, Waterworks and Sewer Revenue, Prerefunded to 1/1/25, 5.00%, 1/1/45(1)	$25,000	$ 26,791,999
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/39	175	184,959
Massachusetts Water Resources Authority, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/40(1)	2,000	2,216,540
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/35	13,750	14,084,125
New York, NY, Prerefunded to 10/1/22, 5.00%, 10/1/32	10,000	10,088,900
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41(1)	10,000	10,894,400
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 4.00%, 11/15/33(1)	1,000	1,020,380
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Prerefunded to 3/1/24, 5.00%, 9/1/39	1,000	1,050,090
University of Massachusetts Building Authority, Prerefunded to 11/1/22, 5.00%, 11/1/39(1)	14,175	14,343,399
University of Michigan, Prerefunded to 4/1/26, 5.00%, 4/1/40(1)	15,000	16,509,750
Upper Arlington City School District, OH, Prerefunded to 12/1/27, 5.00%, 12/1/48(1)	2,225	2,521,860
Walled Lake Consolidated School District, MI, Prerefunded to 11/1/23, 5.00%, 5/1/34	635	661,365
Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(1)	19,725	21,547,590
		$ 137,658,225
General Obligations — 28.5%
Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$ 4,174,414
Boston, MA, 5.00%, 5/1/38(1)	2,000	2,210,940
California:
5.00%, 10/1/33(1)	18,800	19,867,652
5.00%, 8/1/46(1)	15,000	15,884,400
Chicago, IL, 5.00%, 1/1/44	19,880	20,366,265
Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,424,894
District of Columbia, 5.00%, 6/1/43(1)	12,000	12,984,480
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,225	2,331,133
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	21,592,000
Illinois:
4.00%, 11/1/38	13,000	12,267,060
4.00%, 11/1/40	2,000	1,859,660
5.50%, 5/1/39	810	869,349
5.50%, 3/1/47	4,000	4,342,840
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois: (continued)
5.75%, 5/1/45	$830	$ 903,995
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,301,962
Massachusetts, 5.00%, 9/1/38(1)	18,500	20,334,830
New York, NY:
5.25%, 5/1/41(1)	7,100	7,970,886
5.25%, 5/1/42(1)	3,125	3,491,156
Ohio, 5.00%, 2/1/37(1)	2,225	2,386,112
Pennsylvania:
4.00%, 4/1/29(1)	3,000	3,024,570
5.00%, 3/1/32(1)	2,750	3,012,817
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,575,557
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	5,000	4,823,350
Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	2,800	2,837,744
State College Area School District, PA, 5.00%, 5/15/44(1)	3,650	4,021,241
Tacoma School District No. 10, WA, Prerefunded to 12/1/25, 5.00%, 12/1/39(1)	10,000	10,915,500
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,325,720
Washington:
5.00%, 2/1/35(1)	23,500	24,324,380
5.00%, 2/1/38(1)	10,000	10,938,100
Ysleta Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/56(1)	10,000	11,077,700
		$ 239,440,707
Hospital — 18.3%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$ 852,363
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	5,760	6,078,355
5.00%, 4/1/52	9,250	9,715,552
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/50	1,795	1,869,241
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	7,000	7,615,160
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/49(1)	5,200	5,301,140
California Public Finance Authority, (Hoag Memorial Hospital Presbyterian), 5.00%, 7/15/46	3,160	3,466,710
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	250	253,348
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	11,625	11,048,865

Eaton Vance
Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	$2,200	$ 2,300,606
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/34	250	258,085
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	3,335	3,026,879
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	3,150	3,250,138
Martin County Health Facilities Authority, FL, (Cleveland Clinic Health System), 4.00%, 1/1/46(1)	10,000	9,739,100
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	233,953
Massachusetts Development Finance Agency, (Partners HealthCare System):
5.00%, 7/1/41(1)	10,000	10,529,000
5.00%, 7/1/47(1)	2,375	2,484,155
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 3/1/51	7,000	6,495,790
5.00%, 12/1/42(1)	7,300	7,677,483
Monroeville Finance Authority, PA, (UPMC Obligated Group), Prerefunded to 8/15/22, 5.00%, 2/15/42	500	502,085
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	139,408
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	1,843,030
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,124,500
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	10,000	10,377,200
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
5.00%, 1/15/27	565	572,972
5.00%, 1/15/29	165	167,162
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	1,600	1,569,968
Public Finance Authority, WI, (Cone Health), 5.00%, 10/1/52	5,000	5,312,950
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	12,536,040
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	12,900	13,479,339
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	$1,600	$ 1,675,600
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	7,605	7,857,106
		$ 153,353,283
Housing — 0.2%
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.25%, 7/1/50	$1,350	$ 1,170,909
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	917,730
		$ 2,088,639
Industrial Development Revenue — 2.1%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,840	$ 4,840,048
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	12,610	12,711,889
		$ 17,551,937
Insured - Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$ 709,128
		$ 709,128
Insured - Education — 2.6%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$ 854,798
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,314,983
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	15,900	18,921,000
(AMBAC), 5.25%, 9/1/32(1)	750	892,500
		$ 21,983,281
Insured - Electric Utilities — 1.8%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$ 6,217,993
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	2,750	2,333,072
(NPFG), 0.00%, 11/15/38	1,000	502,400
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,349,100

Eaton Vance
Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/23	$1,095	$ 1,103,004
(NPFG), 5.25%, 7/1/34	375	380,314
		$ 14,885,883
Insured - Escrowed/Prerefunded — 2.3%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$ 521,915
Chicago Park District, IL, (BAM), Prerefunded to 1/1/24, 5.00%, 1/1/39(1)	7,390	7,723,806
Livonia Public Schools, MI, (AGM), Prerefunded to 5/1/23, 5.00%, 5/1/43	750	769,883
Louisiana Energy and Power Authority, (AGM), Prerefunded to 6/1/23, 5.25%, 6/1/38	5,640	5,818,055
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,454,480
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,560,974
Westland Tax Increment Finance Authority, MI, (BAM), Prerefunded to 4/1/23, 5.25%, 4/1/34	500	513,355
		$ 19,362,468
Insured - General Obligations — 4.1%
Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	$6,210	$ 6,385,991
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	5,337,270
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	738,750
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,686,691
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,262,007
Nassau County, NY, (AGM), 5.00%, 4/1/49(1)	11,600	12,475,452
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,009,520
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,657,271
		$ 34,552,952
Insured - Hospital — 0.0%(2)
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 267,050
		$ 267,050
Insured - Lease Revenue/Certificates of Participation — 0.4%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$2,000	$ 2,425,380
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	562,415
		$ 2,987,795
Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$ 10,621,102
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	2,420	1,869,208
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/36	1,110	982,006
		$ 13,472,316
Insured - Special Tax Revenue — 6.4%
Hamilton County, OH, Sales Tax Revenue:
(AMBAC), 0.00%, 12/1/23	$1,245	$ 1,206,081
(AMBAC), 0.00%, 12/1/24	3,665	3,444,917
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	16,994,020
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	863,940
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	22,734,900
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	420	368,617
(AGC), 0.00%, 7/1/27	1,120	945,358
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,291,624
Reno, NV, Capital Improvement Revenue, (AGM), 4.00%, 6/1/43	6,000	5,947,860
		$ 53,797,317
Insured - Transportation — 7.7%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.00%, 1/1/28	$2,500	$ 2,529,800
(AGM), 5.00%, 1/1/29	1,260	1,273,394
(AGM), 5.125%, 1/1/30	2,200	2,227,522
(AGM), 5.125%, 1/1/31	1,750	1,771,227
(AGM), 5.25%, 1/1/32	1,115	1,128,581
(AGM), 5.25%, 1/1/33	1,150	1,163,697
E-470 Public Highway Authority, CO:
(NPFG), 0.00%, 9/1/22	7,800	7,778,238
(NPFG), 0.00%, 9/1/39	25,000	10,814,750
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	5,770	5,353,521
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,157,720
Port Palm Beach District, FL:
(XLCA), 0.00%, 9/1/24	1,605	1,494,801
(XLCA), 0.00%, 9/1/25	1,950	1,746,283

Eaton Vance
Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Port Palm Beach District, FL: (continued)
(XLCA), 0.00%, 9/1/26	$1,000	$ 860,740
Puerto Rico Highway and Transportation Authority:
(AGC), 5.25%, 7/1/41	875	883,680
(AGM), 5.00%, 7/1/32	475	478,102
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	24,255,167
		$ 64,917,223
Insured - Water and Sewer — 5.2%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$ 13,526,465
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	10,904,000
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,642,061
Massachusetts Water Resources Authority:
(AGM), 5.25%, 8/1/35	1,000	1,233,180
(AGM), 5.25%, 8/1/38	1,070	1,342,283
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/31	1,500	1,559,130
(AGM), 5.00%, 7/1/32	2,845	2,954,333
(AGM), 5.00%, 7/1/33	2,435	2,526,191
(AGM), 5.00%, 7/1/35	2,970	3,077,157
(AGM), 5.00%, 7/1/37	2,435	2,520,006
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	2,033,685
		$ 43,318,491
Lease Revenue/Certificates of Participation — 3.5%
Hampton Roads Transportation Accountability Commission, VA, 4.00%, 7/1/57	$5,000	$ 4,749,800
Michigan State Building Authority, 5.00%, 10/15/51(1)	2,200	2,298,186
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	21,250	22,321,850
		$ 29,369,836
Other Revenue — 0.9%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$3,100	$ 2,923,579
New York Liberty Development Corp., (7 World Trade Center), Green Bonds, 3.00%, 9/15/43	2,500	2,062,850
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/48	2,500	2,410,025
		$ 7,396,454
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.4%
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(3)	$410	$ 375,654
Green Bonds, 5.00%, 11/15/46(3)	400	377,400
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.125%, 11/15/40	240	235,644
5.25%, 11/15/50	160	151,858
Florida Development Finance Corp., (Mayflower Retirement Community), 4.00%, 6/1/46(3)	980	766,076
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	532,901
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	1,665	1,538,959
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	310	326,390
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	1,155	956,375
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52(4)	4,000	4,008,243
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%, 11/1/55	1,325	1,094,331
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	1,000	923,270
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(3)	330	328,812
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	228,364
		$ 11,844,277
Special Tax Revenue — 20.6%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	$10,000	$ 10,790,100
Cleveland, OH, Income Tax Revenue:
5.00%, 10/1/39(1)	450	492,174
5.00%, 10/1/43(1)	1,800	1,956,546
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	20,250,000
Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	10,755,100
Franklin County, OH, Sales Tax Revenue:
5.00%, 6/1/38(1)	1,100	1,204,467
5.00%, 6/1/43(1)	1,100	1,195,139
Kissimmee City, FL, Sales Tax Revenue, 4.00%, 10/1/51	7,000	6,735,120
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	883,073

Eaton Vance
Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts School Building Authority, Sales Tax Revenue:
5.00%, 8/15/37(1)	$20,200	$ 21,343,724
5.00%, 11/15/46(1)	1,500	1,591,125
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,134,200
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37(1)	10,000	10,001,000
4.00%, 8/1/39(1)	5,000	4,994,700
4.00%, 5/1/42	3,120	3,078,566
4.00%, 2/1/43	9,000	8,836,380
5.00%, 2/1/37(1)	4,275	4,284,362
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	13,487,240
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/45	2,000	1,953,560
5.00%, 6/15/31	10,000	10,130,200
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/46	14,000	13,489,280
5.00%, 3/15/43(1)	6,000	6,434,460
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/45(1)	2,800	2,710,960
4.00%, 3/15/45	6,500	6,293,300
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,139,663
Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	4,100	3,860,437
		$ 173,024,876
Transportation — 15.5%
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/34	$1,000	$ 1,037,350
5.00%, 1/1/38	2,105	2,193,031
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	3,845	3,976,499
5.25%, 11/1/31	5,940	6,138,040
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(1)	8,850	8,813,715
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/37(1)	1,150	1,247,140
5.00%, 7/1/47(1)	4,575	4,882,577
Denver City and County, CO, Airport System Revenue, 4.00%, 11/15/43	5,665	5,647,099
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Illinois Toll Highway Authority:
5.00%, 1/1/37(1)	$10,000	$ 10,492,600
5.00%, 1/1/41(1)	12,425	13,053,953
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	10,669,800
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	1,175	1,097,896
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	1,875	1,835,175
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/38	130	132,270
5.00%, 6/15/44	2,740	2,842,394
New Jersey Transportation Trust Fund Authority, (Transportation System):
5.00%, 12/15/24	10,000	10,468,600
5.25%, 12/15/23	1,000	1,043,630
New Jersey Turnpike Authority, 5.00%, 1/1/48(1)	10,000	10,797,200
New York Bridge Authority, 4.00%, 1/1/51	3,280	3,110,588
Port Authority of New York and New Jersey:
5.00%, 12/1/34(1)	16,400	17,042,880
5.00%, 10/15/35(1)	2,675	2,844,943
5.00%, 10/15/42(1)	3,750	4,021,200
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	4,855	4,830,822
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,796,435
		$ 130,015,837
Water and Sewer — 9.5%
Atlanta, GA, Water and Wastewater Revenue:
5.00%, 11/1/43(1)	$3,750	$ 4,026,113
5.00%, 11/1/47(1)	5,900	6,311,643
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	16,285,950
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/45(1)	10,000	9,697,500
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	2,697,200
Metropolitan St. Louis Sewer District, MO:
5.00%, 5/1/35(1)	8,750	9,409,925
5.00%, 5/1/36(1)	7,925	8,522,703
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/48	2,580	2,822,941
Texas Water Development Board:
4.00%, 10/15/47(1)	2,900	2,908,265

Eaton Vance
Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Texas Water Development Board: (continued)
5.00%, 10/15/40(1)	$15,500	$ 16,685,750
		$ 79,367,990
Total Tax-Exempt Municipal Obligations (identified cost $1,415,190,742)		$1,427,011,667
Total Investments — 171.6% (identified cost $1,432,705,119)		$1,440,211,509
Other Assets, Less Liabilities — (71.6)%		$ (601,026,256)
Net Assets — 100.0%		$ 839,185,253
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $2,174,332 or 0.3% of the Fund's net assets.
(4)	When-issued/delayed delivery security.
At June 30, 2022, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	15.1%
Others, representing less than 10% individually	84.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 18.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 6.4% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
XLCA	– XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at June 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Bond Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 10,253,162	$ —	$ 10,253,162
Tax-Exempt Mortgage-Backed Securities	—	2,946,680	—	2,946,680
Tax-Exempt Municipal Obligations	—	1,427,011,667	—	1,427,011,667
Total Investments	$ —	$1,440,211,509	$ —	$1,440,211,509
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.